Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2015
Registrant Name	MOTLEY FOOL FUNDS TRUST
Central Index Key	0001449871
Amendment Flag	false
Document Creation Date	Feb. 26, 2016
Document Effective Date	Feb. 29, 2016
Prospectus Date	Feb. 29, 2016
Institutional Shares Prospectus | Motley Fool Independence Fund | Institutional Shares
Prospectus:
Trading Symbol	FOIIX
Institutional Shares Prospectus | Motley Fool Great America Fund | Institutional Shares
Prospectus:
Trading Symbol	FOGIX
Institutional Shares Prospectus | Motley Fool Epic Voyage Fund | Institutional Shares
Prospectus:
Trading Symbol	FOEIX
Investor Shares Prospectus | Motley Fool Independence Fund | Investor Shares
Prospectus:
Trading Symbol	FOOLX
Investor Shares Prospectus | Motley Fool Great America Fund | Investor Shares
Prospectus:
Trading Symbol	TMFGX
Investor Shares Prospectus | Motley Fool Epic Voyage Fund | Investor Shares
Prospectus:
Trading Symbol	TMFEX